Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2011	$ 183,311	$ 55	$ 79,343	$ 104,012	$ (99)	$ 183,311
Beginning Balance (in shares) at Dec. 31, 2011		21,246
Exercise of stock options	15,297	4	15,293			15,297
Exercise of stock options (in shares)		1,681
Tax benefit from stock plan and warrant	15,192		15,192			15,192
Stock-based compensation	8,874		8,874			8,874
Issuance of shares and options for acquisition	1,340,897	42	1,340,592			1,340,634	263
Issuance of shares and options for acquisition (in shares)		15,445
Comprehensive income (loss)	8,585			8,491	(139)	8,352	233
Ending Balance at Dec. 31, 2012	1,572,156	101	1,459,294	112,503	(238)	1,571,660	496
Ending Balance (in shares) at Dec. 31, 2012		38,372
Exercise of stock options	12,451	4	12,447			12,451
Exercise of stock options (in shares)		1,742
Tax benefit from stock plan and warrant	643		643			643
Stock-based compensation	24,262		24,262			24,262
Issuance of shares, net	463,908	15	463,893			463,908
Issuance of shares, net (in shares)		5,175
Issuance of shares and options for acquisition	453,217	13	453,204			453,217
Issuance of shares and options for acquisition (in shares)		3,922
Acquisition of non-controlling interest	(2,132)		(1,546)			(1,546)	(586)
Comprehensive income (loss)	(24,718)			(26,954)	2,146	(24,808)	90
Ending Balance at Dec. 31, 2013	2,499,787	133	2,412,197	85,549	1,908	2,499,787
Ending Balance (in shares) at Dec. 31, 2013		49,211
Exercise of stock options	7,906	2	7,904			7,906
Exercise of stock options (in shares)	557,605	558
Stock-based compensation	30,207		30,207			30,207
Issuance of shares and options for acquisition	117,845	4	117,841			117,845
Issuance of shares and options for acquisition (in shares)		1,154
Non-controlling interests arising from acquisitions	519						519
Comprehensive income (loss)	(125,025)			(119,420)	(5,555)	(124,975)	(50)
Ending Balance at Dec. 31, 2014	$ 2,531,239	$ 139	$ 2,568,149	$ (33,871)	$ (3,647)	$ 2,530,770	$ 469
Ending Balance (in shares) at Dec. 31, 2014		50,923